HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2020
HEDGE ACCOUNTING
HEDGE ACCOUNTING

NOTE 10 – HEDGE ACCOUNTING

In accordance with its risk management policies, Grupo Aval uses hedge accounting to manage foreign exchange risk relating to investments in foreign operations and in forecasted transactions of its subsidiary Promigas, as follows:

Hedges of net investment in foreign operations

Banco de Bogotá, Banco de Occidente and Promigas are exposed to foreign exchange risk related to their investments in foreign subsidiaries, that have the US Dollar as functional currency.

The purpose of hedge accounting is to mitigate and offset any adverse changes resulting from the fluctuation in exchange rate of the Colombian Peso and the functional currency of such investments. The impacts of those movements are reflected in the cumulative translation adjustment in other comprehensive income of the consolidated financial statements.

To cover this risk, Grupo Aval hedges its exposure through foreign currency financial liabilities expressed in U.S. dollars and forward contracts for the sale of U.S. dollars.

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2018	3,249.75	265.75
December 31, 2019	3,277.14	27.39
December 31, 2020	3,432.50	155.36

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

			Exchange		Exchange
	Translation		difference of		difference
	adjustment of		financial		in forward		Net OCI
Detail of investment	the investments		liabilities		contracts		account
Leasing Bogotá Panamá	Ps.	822,384	Ps.	(321,144)	Ps.	(1,011,842)	Ps.	(510,602)
Other subsidiaries and branches Banco de Bogotá (2)		22,093		—		(22,974)		(881)
Occidental Bank Barbados		6,923		(6,923)		—		—
Banco de Occidente Panamá		7,392		(7,392)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		5,657		(5,657)		—		—
Gases del Pacífico S.A.C.		(3,928)		(2,579)		—		(6,506)
Gas Natural de Lima y Callao S.A.C. – Calidda		23,593		(23,593)		—		—
Gas Comprimido del Perú S.A.C.		(1,136)		1,136		—		—
Gases del Norte del Perú S.A.C.		43		(43)		—		—
Total	Ps.	883,022	Ps.	(366,195)	Ps.	(1,034,816)	Ps.	(517,989)

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2020

	Thousands of US$				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments		liabilities		contracts		account
Leasing Bogotá Panamá (3)	4,272,887	(2,067,100)	(809,381)	Ps.	5,053,321	Ps.	(1,972,967)	Ps.	(3,728,056)	Ps.	(647,702)
Other subsidiaries and branches Banco de Bogotá (1)	147,869	—	(147,523)		151,709		—		(150,307)		1,402
Occidental Bank Barbados	33,841	(33,841)	—		32,671		(32,671)		—		—
Banco de Occidente Panamá	48,514	(48,514)	—		44,768		(44,768)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	28,365	(28,365)	—		14,989		(14,989)		—		—
Gases del Pacífico S.A.C. (2)	16,124	(16,124)	—		(1,626)		(6,069)		—		(7,695)
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	112,773	(112,773)	—		19,616		(19,616)		—		—
Gas Comprimido del Perú S.A.C. (2)	4,820	(4,820)	—		(1,136)		1,136		—		—
Gases del Norte del Perú S.A.C. (2)	699	(699)	—		43		(43)		—		—
Total	4,665,892	(2,312,236)	(956,904)	Ps.	5,314,355	Ps.	(2,089,987)	Ps.	(3,878,363)	Ps.	(653,995)

(1)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

(2)   Includes only a portion of this investments hedged

(3)   Banco de Bogotá’s Board of Directors approved “uncovering” part of the value of the net investment abroad through the reduction in the size of the hedging with derivatives, likewise, it authorized to stop covering the monthly increases in the value of the investment through equity method. The amount of unhedged translation adjustment of the investments was of Ps. 510,602 during year 2020.

December 31, 2019

	Thousands of US$				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments		liabilities		contracts		account
Leasing Bogotá Panamá	4,475,304	(2,067,100)	(2,391,651)	Ps.	4,230,937	Ps.	(1,651,823)	Ps.	(2,716,214)	Ps.	(137,100)
Other subsidiaries and branches Banco de Bogotá (1)	139,662	—	(137,752)		129,616		—		(127,333)		2,283
Occidental Bank Barbados	31,027	(31,027)	—		25,748		(25,748)		—		—
Banco de Occidente Panamá	38,924	(38,924)	—		37,376		(37,376)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (2)	26,214	(26,214)	—		9,332		(9,332)		—		—
Gases del Pacífico S.A.C. (2)	2,500	(2,500)	—		2,302		(3,490)		—		(1,189)
Gas Natural de Lima y Callao S.A.C. – Calidda (2)	131,606	(131,606)	—		(3,977)		3,977		—		—
Total	4,845,237	(2,297,371)	(2,529,403)	Ps.	4,431,333	Ps.	(1,723,792)	Ps.	(2,843,547)	Ps.	(136,006)
(1)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.
(2)	Includes only a portion of this investments hedged

Hedging with Forward Contracts

Forward contracts to sell U.S. dollars have been contracted to hedge part of the net foreign investment that Banco de Bogotá has in Leasing Bogotá Panamá and other foreign subsidiaries. The forward contracts were executed with counterparties from the financial sector and the hedge was documented as a "dynamic hedging strategy", where new forward contracts are signed simultaneously as the previous ones expire. According to IAS 39, changes in the fair value of derivatives exclusively due to exchange rate changes in the peso against the U.S. dollar are registered under “Other Comprehensive Income” in equity. The ineffective part of the hedge is recognized in the statement of income for the period.

Hedging with Debt in Foreign Currency in U.S. dollars

Debt financial instruments that are not derivatives can be designated as hedging instruments for changes in foreign currency exchange rates. According to this rule, Banco de Bogotá and Banco de Occidente designed debt denominated in U.S. dollar as hedging instruments of their foreign subsidiaries as follows:

•	Bonds issued by Banco de Bogotá in the international market were designated as hedging instruments of its investment in Leasing Bogotá Panamá amounting US$2,067 million in 2020 and 2019.
•

Other financial liabilities in the amount of US$245 million as December 31, 2020 (US$102 million as of December 31, 2019) were used to hedge part of the net foreign investment that Banco de Occidente and Promigas have in foreign subsidiaries as part of a hedging strategy, by which new obligations are continuously designated as hedging instruments to replace the previous ones as they expire over time.

•

Between December 21, 2015 and November 2, 2016, financial liabilities designated as hedging instruments described above included an intra-group liability amounting to US$ 500 million that Banco de Bogotá had as a hedging instrument of its investment in Leasing Bogotá Panamá. This operation was eliminated in the consolidation process of Grupo Aval and was excluded from the foreign investment hedge accounting. Starting on May 1st and up to November 2nd, 2016 Grupo Aval designated financial assets in foreign debt securities amounting to US$ 500 million as cash flow hedge, the foreign exchange differences of this intra-group liability were not eliminated in the consolidation process and recorded in Other Comprehensive Income in the amount of  73,708. This amount could be realized in the future as income when the investment in Leasing Bogotá Panamá is sold. On November 2nd, 2016 Banco de Bogotá cancelled the intragroup liability amounting to US$ 500 million which was replaced in the foreign investment hedge accounting with other obligations in foreign currency with third parties.

Hedging of Future Transactions

In the ordinary course of its operations Promigas S.A. and its subsidiaries receive income in U.S. Dollars derived from the transportation of gas. Promigas and its subsidiaries hedge the exchange risk arising in future transactions of highly probable gas transportation income, entering into forward contracts for the sale of U.S. dollars with financial entities different from the ones consolidated into Grupo Aval.

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2020	December 31, 2019
Income in Thousands of US$ dollars forecasted	187,128	92,611
Notional amount contracts forward Thousands of US$	187,128	92,611
% hedged	100%	100%
Fair value in Colombian pesos	(4,345)	(874)
# of contracts	144	158

Hedging of exchange rate risk

As of December 31, 2020, MFG uses interest rate swaps and cross currency swaps (“Cross Currency Swaps”) to reduce the exchange rate risk of financial liabilities. Such contracts are recorded at fair value in the consolidated statement of financial position, in other assets and other liabilities, as appropriate.

	December 31, 2020	December 31, 2019
Income in Thousands of US$ dollars forecasted	113,257	—
Notional amount contracts swap Thousands of US$	100,000	—
% hedged	88%	—%
Fair value in Colombian pesos	17,979	—
# of contracts	1	—

During the years ended December 31, 2020, 2019 and 2018, an exchange difference recognized under “Other Comprehensive Income” as a result of cash flow hedge accounting of income (loss) from these highly probable transactions, was reclassified to profit or loss in the amounts of Ps. 34,183,  Ps. 20,066 and Ps. (276) respectively.

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2020, 2019 and 2018 is as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
Balance at the beginning of the year	Ps.	(874)	Ps.	(14,342)	Ps.	5,447
Changes in the fair value of the hedge forward contracts		(33,351)		(6,598)		(19,513)
Reclassified to profit or loss		34,183		20,066		(276)
Balance at the end of the year	Ps.	(42)	Ps.	(874)	Ps.	(14,342)

Fair value hedges of interest rate risk

As of December 31, 2020, the MFG uses interest rate swaps to reduce the risk of interest rates on financial assets and financial liabilities. Said contracts are recorded at fair value in the consolidated statement of financial position, under the line of derivatives for hedging assets or liabilities, as appropriate.

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Insterest rate Swap	Ps.	70,366	Ps.	-	Ps.	21,438	Ps.	29,695
Cross currency swaps		343,250		32,895		-		5,427
Items designated hedged
Securities issued or secured by Government and Corporate issuers		70,366		71,062		-		(4,948)
Bonds issued		343,250		-		388,754		(26,427)

Testing of Hedge Effectiveness

Grupo Aval considers hedging as highly effective if at the beginning and in subsequent periods, the hedging instrument highly offsets changes in fair value or in cash flows attributable to the risk hedged during the period for which the hedging has been designated. The hedging is considered as such if the effectiveness of the hedging is in a range between 80% and 125%. Such effectiveness is assessed by Grupo Aval’s entities at least quarterly and at the end of each accounting period.

Grupo Aval has documented the hedging effectiveness of its foreign currency denominated investments based on the portion of the net investment hedged at the beginning of the hedging relationship. Since the net balance of these investments fluctuates during the year, Grupo Aval evaluates the hedging relationship on a daily basis as well as the result of the testing of hedge effectiveness.

Hedge Effectiveness with Forward Contracts

Grupo Aval applies the method of the forward rate used in forward contracts to evaluate the hedge effectiveness; for such purpose, Grupo Aval measures the hedge ineffectiveness comparing the value of current forward contracts, which serve as hedge, with the change in the value of a hypothetical derivative with the same maturity.

Hedge Effectiveness with Debt Instruments in Foreign Currency

For debt instruments in foreign currency designated as a hedging instruments, the gain or loss arising from the conversion of the debt to Colombian Pesos is based on the current exchange rate between the U.S. dollar and the Colombian Peso, which is the functional currency of Grupo Aval. If the notional amount of the hedging instrument exactly matches with the portion of the hedged investment in foreign operations, no ineffectiveness is registered in the statement of income.

Derivative Financial Instruments for hedging purposes comprise the following:

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2020				December 31, 2019
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	951	Ps.	26,473	Ps.	14	Ps.	74,529
Foreign currency to sale		122,374		451		166,584		16,197
Subtotal	Ps.	123,325	Ps.	26,924	Ps.	166,598	Ps.	90,726
Swap
Cross currency		32,895		—		—		—
Interest rate		—		29,703		—		3,572
Subtotal	Ps.	32,895	Ps.	29,703	Ps.	—	Ps.	3,572
Total hedge derivatives	Ps.	156,220	Ps.	56,627	Ps.	166,598	Ps.	94,298